Expense Example {- Franklin Small Cap Value VIP Fund} - FTVIP Class 2-70 - Franklin Small Cap Value VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143